SIM U.S. MANAGED ACCUMULATION FUND

SCHEDULE OF INVESTMENTS

7/31/2021 - (unaudited)

		Shares	Fair Value
96.81%	MUTUAL FUNDS

6.35%	BLEND BROAD MARKET
	DFA U.S. Core Equity II Portfolio Institutional Class	6,855	$219,004
90.46%	BLEND LARGE CAP
	DFA U.S.Large Company Portfolio	84,590	2,789,778
	DFA U.S. High Relative Profitability Portfolio Institutional Class	17,200	329,724
			3,119,502
96.81%	TOTAL MUTUAL FUNDS		3,338,506
0.55%	MONEY MAKRET FUND
	Federated Institutional Prime Obligations Fund, Institutional Class 0.02%*	19,020	19,029
97.36%	TOTAL INVESTMENTS	3,357,535
2.64%	Other assets, net of liabilites	90,885
100.00%	NET ASSETS
		$3,448,420

*Effective 7 day yield as of July 31, 2021

See Notes to Financial Statements

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$3,338,506	$-	$-	$3,338,506
Money Market	$19,029			$19,029
Total Investments	$3,357,535	$-	$-	$3,357,535

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,986,180 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$371,355
	Gross unrealized depreciation			-
	Net unrealized appreciation			$371,355